ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Preliminary Allocation of Purchase Consideration
	Amortization Period	Amount
	years	$ thousands
Cash Consideration		6,741
Share Consideration		990
Holdback Amount		475
Earn-Out		1,663
Fair value of total consideration		9,869

Fair value of assets acquired and liabilities assumed:
Current assets (including cash and cash equivalents of $171 thousand)		3,620
Non-current assets		439
Trademark	2	370
Customer Relationships	4	1,781
Technology	3	3,290
Goodwill		3,297
Other current liabilities		(2,529)
Long-term liabilities		(399)
		9,869

Schedule of Acquisition and Integration Related Charges
	Six months ended
	June 30,
	2025	2024
	$ thousands
Acquisition-related professional and services fees	475	-
Integration-related expenses	221	1,377
Earn-Out fair value adjustment	8	-

Total acquisition- and integration-related expenses	704	1,377

Schedule of Fair Value on Recurring Basis
$ thousands
Fair value as of acquisition date	1,663
Fair value adjustment	8

Fair value at the end of the period	1,671